Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2018
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Significant Contingent Liabilities and Unrecognized Commitments

39. SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS

In addition to those disclosed in other notes, significant commitments and contingencies of the Group as of each balance sheet date were as follows:

a.	As of December 31, 2017 and 2018, unused letters of credit of the Group were approximately NT$20,000 thousand and NT$634,000 thousand (US$20,712 thousand), respectively.

b.	As of December 31, 2017 and 2018, outstanding commitments to purchase property, plant and equipment of the Group were approximately NT$7,019,377 thousand and NT$17,039,458 thousand (US$556,663 thousand), respectively, of which NT$294,194 thousand and NT$2,339,308 thousand (US$76,423 thousand) had been prepaid, respectively. As of December 31, 2017 and 2018, the commitment that the Group has contracted for the construction related to our real estate business were approximately NT$1,548,806 thousand and NT$888,052 thousand (US$29,012 thousand), respectively.

c.	In consideration of corporate social responsibility for environmental protection, the Group’s board of directors, in December 2013, approved contributions to be made in the next 30 years, at a total amount of NT$3,000,000 thousand, at the minimum, to environmental protection efforts in Taiwan.

In February 2019, the Group’s board of directors approved to contribute NT$100,000 thousand (US$3,267 thousand) to ASE Cultural & Educational Foundation for environmental charity in promoting the related domestic environmental protection and public service activities continuously.